Shareholders' equity - General information (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Equity	€ 32,942,000,000	€ 33,174,000,000	€ 33,267,000,000	€ 31,701,000,000
Shares issued (in shares)	2,660,056,599	2,660,056,599	2,648,885,383	2,648,885,383
Par value (in euros per share)	€ 4
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity	€ 10,640,226,396	€ 10,640,000,000	€ 10,596,000,000	€ 10,596,000,000
French State [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	29.18%
French State Group employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	5.39%
Shareholder ownership percentage of voting rights (as a percent)	8.80%